Annual Total Returns - FidelitySmallCapValueFund-AMCIZPRO - FidelitySmallCapValueFund-AMCIZPRO - Fidelity Small Cap Value Fund	Sep. 28, 2024
Fidelity Advisor Small Cap Value Fund - Class A
Bar Chart Table:
Annual Return 2014	6.30%
Annual Return 2015	(1.89%)
Annual Return 2016	21.03%
Annual Return 2017	11.98%
Annual Return 2018	(15.21%)
Annual Return 2019	20.47%
Annual Return 2020	10.83%
Annual Return 2021	37.83%
Annual Return 2022	(13.38%)
Annual Return 2023	17.44%
Fidelity Advisor Small Cap Value Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018